Convertible Notes Liabilities (Details) - Securities Purchase Agreements [Member] - Senior secured convertible notes [member] - Alumni Capital LP [Member] - USD ($) $ in Millions		12 Months Ended
	Aug. 13, 2025	Dec. 31, 2025
Convertible Notes Liabilities [Line Items]
Principal amount	$ 61.2
Tranche One [Member]
Convertible Notes Liabilities [Line Items]
Principal amount	3.0
Issuance of convertible notes		$ 3.0
Tranche Two [Member]
Convertible Notes Liabilities [Line Items]
Principal amount	4.2
Issuance of convertible notes		4.2
Outstanding amount		2.1
Tranche Three [Member]
Convertible Notes Liabilities [Line Items]
Principal amount	$ 54.0
Issuance of convertible notes		4.8
Tranche Four [Member]
Convertible Notes Liabilities [Line Items]
Original principal amount		$ 4.8